Restructuring Charges (Tables)	12 Months Ended
Nov. 30, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table shows our restructuring activity and provides a reconciliation of the restructuring liability as of November 30, 2014 (in thousands):

	Employee Severance and Other Termination Benefits	Contract Termination Costs	Other	Total
Balance at November 30, 2011	$540	$—	$—	$540
Add: Restructuring costs incurred	13,847	2,228	1,008	17,083
Revision to prior estimates	(254)	—	—	(254)
Less: Amount paid	(10,970)	(725)	(949)	(12,644)
Balance at November 30, 2012	3,163	1,503	59	4,725
Add: Restructuring costs incurred	13,906	525	450	14,881
Revision to prior estimates	(1,498)	75	—	(1,423)
Less: Amount paid	(13,002)	(2,000)	(486)	(15,488)
Balance at November 30, 2013	2,569	103	23	2,695
Add: Restructuring costs incurred	8,755	575	1,269	10,599
Revision to prior estimates	(1,586)	259	—	(1,327)
Less: Amount paid	(6,771)	(920)	(1,152)	(8,843)
Balance at November 30, 2014	$2,967	$17	$140	$3,124